Segment And Geographic Information (Schedule Of Segment Profit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Consolidated operating income	¥ 1,213,653	¥ 1,201,968	¥ 1,222,966
Other income	172,082	92,995	103,737
Equity in earnings (losses) of affiliated companies	(50,792)	(16,093)	(7,552)
Other expenses	91,540	97,316	87,373
Income before income taxes and equity in earnings (losses) of affiliated companies	1,294,195	1,197,647	1,239,330
Operating Segments
Segment Reporting Information [Line Items]
Consolidated operating income	1,195,960	1,189,779	1,208,521
Operating Segments | Regional Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	127,240	92,965	87,349
Equity in earnings (losses) of affiliated companies	203	213	131
Operating Segments | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	127,476	121,293	116,669
Equity in earnings (losses) of affiliated companies	1,895	622	891
Operating Segments | Mobile Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	817,230	836,446	876,406
Equity in earnings (losses) of affiliated companies	(78,311)	(35,885)	(25,489)
Operating Segments | Data Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	67,916	85,818	71,542
Equity in earnings (losses) of affiliated companies	228	106	38
Operating Segments | Other
Segment Reporting Information [Line Items]
Consolidated operating income	56,098	53,257	56,555
Equity in earnings (losses) of affiliated companies	25,193	18,851	16,877
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Consolidated operating income	¥ 17,693	¥ 12,189	¥ 14,445